Subsequent event	9 Months Ended
Jun. 30, 2025
Subsequent event
Subsequent events
20.	Subsequent event

Out of the 912,841 warrants (refer note 13(c)) outstanding as on June 30, 2025, 845,000 warrants were exercised at CDN $ 5.30 in the month of August, 2025.